Property and Equipment, Net (Tables)	6 Months Ended
Sep. 30, 2019
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment by Major Class	The following table presents the estimated useful lives of the Company’s property and equipment:

Computer equipment and software	3 - 5 years
Furniture and fixtures	5 - 10 years
Leasehold improvements	Shorter of the useful life of the asset or the lease term

The following table summarizes, by major classification, the components of property and equipment (in thousands):

	March 31,
	2018	2019
Computer equipment and software	$38,340	$37,745
Furniture and fixtures	7,108	6,701
Leasehold improvements	10,586	11,741
Other	874	1,260
Total property and equipment	56,908	57,447
Less: accumulated depreciation and amortization	(38,430)	(39,522)
Property and equipment, net	$18,478	$17,925